ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2018	2017

Trade payables	$24,814	$35,142
Accrued liabilities	16,945	17,488
Employee benefit liability	4,398	4,783
Restricted share unit liability	1,502	2,730
Accrued interest on loan facility	1,051	—
Deferred share unit liability	997	—
Finance lease obligation	748	—
Accrued interest on convertible notes	660	660
Royalty payable	629	146
	$51,744	$60,949
Non-current portion of restricted share unit liability	(554)	(511)
Non-current portion of finance lease obligation	(518)	—
Current portion of accounts payable and accrued liabilities	$50,672	$60,438

Schedule of finance lease obligation

	December 31,	December 31,
	2018	2017
Gross finance lease obligation - minimum lease payments
1 year	$277	$—
2-3 years	527	—
4-5 years	35	—
	$839	$—
Future interest expense on finance lease obligation	(91)	—
	$748	$—